Average Annual Total Returns - FidelityFlexInternationalIndexFund-PRO - FidelityFlexInternationalIndexFund-PRO - Fidelity Flex International Index Fund	Dec. 30, 2024
Fidelity Flex International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.47%
Past 5 years	7.12%
Since Inception	5.81%	[1]
Fidelity Flex International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.78%
Past 5 years	6.63%
Since Inception	5.33%	[1]
Fidelity Flex International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.70%
Past 5 years	5.66%
Since Inception	4.61%	[1]
MS112
Average Annual Return:
Past 1 year	15.82%
Past 5 years	7.26%
Since Inception	5.98%

[1]	A From March 9, 2017 .